Segment Information (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Revenues by Geographic Area
The following presents our revenues by geographic area:

	Three months ended June 30, 2025	Three months ended June 30, 2024	Six months ended June 30, 2025	Six months ended June 30, 2024
South East Asia	79.7	74.4	151.6	138.5
West Africa	71.6	41.3	140.1	76.7
Latin America (1)	54.4	80.3	90.5	146.5
North Africa (2)	29.3	—	29.3	—
Middle East	22.4	67.8	42.8	129.3
Europe	10.3	8.1	30.0	14.9
Total	267.7	271.9	484.3	505.9

Major Customers by Reporting Segments
The following customers accounted for more than 10% of our dayrate revenues:

	Three months ended June 30, 2025	Three months ended June 30, 2024	Six months ended June 30, 2025	Six months ended June 30, 2024
(In % of operating revenues)
ENI S.p.A	20%	11%	22%	11%
PTT Exploration and Production Public Company Limited	12%	12%	13%	10%
Saudi Arabian Oil Company	5%	16%	6%	16%
Total	37%	39%	41%	37%

Long-lived Assets by Geographic Areas
The following presents the net book value of our jack-up rigs by geographic area:

	June 30, 2025	December 31, 2024
(In $ millions)
Latin America (1)	953.1	961.0
South East Asia	796.9	809.9
West Africa	429.2	434.8
Middle East	358.4	366.6
North Africa (2)	163.7	—
Europe	91.1	250.9
Total	2,792.4	2,823.2
(1) Latin America comprises Mexico and Brazil.
(2) North Africa comprises Libya.